Financial Assets at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Time deposit with original maturities more than three months	$ 11,229	$ 10,358	$ 5,140